UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05655

DWS Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

May 31, 2021
Semiannual Report
to Shareholders
DWS Municipal Income Trust
Ticker Symbol: KTF

Contents
3	Performance Summary
5	Portfolio Management Team
6	Portfolio Summary
7	Investment Portfolio
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Cash Flows
27	Statements of Changes in Net Assets
28	Financial Highlights
31	Notes to Financial Statements
39	Dividend Reinvestment and Cash Purchase Plan
42	Additional Information
44	Privacy Statement

The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Municipal Income Trust

Performance Summary	May 31, 2021 (Unaudited)
Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/21
DWS Municipal Income Trust	6-Months ‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	3.74%	11.06%	4.28%	6.78
Based on Market Price(a)	8.95%	17.42%	2.44%	6.13
Bloomberg Barclays Municipal Bond Index(b)	1.40%	4.74%	3.52%	4.29
Morningstar Closed-End Municipal National Long Funds Category(c)	4.03%	11.77%	4.67%	6.98
‡	Total returns shown for periods less than one year are not annualized.
(a)	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2021 was 1.49% (0.86% excluding interest expense).
(b)	The unmanaged, unleveraged Bloomberg Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
(c)	Morningstar’s Closed-End Municipal National Long Funds category represents muni national long portfolios that invest in municipal bonds. Such bonds are issued by various state and local governments to fund public projects and are free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. They focus on bonds with durations of seven years or more. This makes them more sensitive to interest rates, and thus riskier, than muni funds that focus on bonds with shorter maturities. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Municipal National Long Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

DWS Municipal Income Trust	| 3

Net Asset Value and Market Price
	As of 5/31/21	As of 11/30/20
Net Asset Value	$ 12.84	$ 12.68
Market Price	$ 12.06	$ 11.34
Premium (discount)	(6.07%)	(10.57%)
Prices and net asset value fluctuate and are not guaranteed.
Distribution Information
Six Months as of 5/31/21: Income Dividends (common shareholders)	$ .25
Capital Gain Dividend (common shareholders)	$ .0324
May Income Dividend (common shareholders)	$ .042
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/21†	3.93%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/21†	4.18%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/21†	6.63%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/21†	7.06%
†	Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.
4 |	DWS Municipal Income Trust

Portfolio Management Team
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund through September 30, 2021. Began managing the Fund in 2014.
—
Joined DWS in 1986.
—
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
—
BA, Duke University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—
Joined DWS in 1999.
—
BS, Bryant College; MBA, Suffolk University.
Peter Aloisi, CFA, Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.
—
BA and MBA, Boston College.
Chad H. Farrington, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund starting October 1, 2021.
—
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—
Effective October 1, 2021, Co-Head of Municipal Bond Department.
—
BS, Montana State University.
DWS Municipal Income Trust	| 5

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/21	11/30/20
Revenue Bonds	77%	75%
Lease Obligations	9%	7%
Escrow to Maturity/Prerefunded Bonds	7%	10%
General Obligation Bonds	7%	8%
	100%	100%
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/21	11/30/20
AAA	3%	5%
AA	34%	32%
A	45%	49%
BBB	17%	12%
BB	0%	1%
Not Rated	1%	1%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/21	11/30/20
Texas	13%	15%
New York	12%	11%
California	9%	9%
Florida	9%	9%
Illinois	6%	6%
Interest Rate Sensitivity	5/31/21	11/30/20
Effective Maturity	5.9 years	6.0 years
Modified Duration	5.5 years	5.5 years
Leverage (As a % of Total Assets)	5/31/21	11/30/20
	33%	33%
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Additional Information section on page 42 for contact information.
6 |	DWS Municipal Income Trust

Investment Portfolio	as of May 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 131.3%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,968,435
Alaska 1.3%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	6,000,000	6,762,423
Arizona 2.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,480,166
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,834,116
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	7,516,562
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,241,909
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	1,000,000	1,087,575
		13,160,328
California 13.5%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.0%, 6/1/2034	2,500,000	3,058,082
Series A-1, 5.0%, 6/1/2035	2,500,000	3,016,451
California, Health Facilities Financing Authority Revenue, Commonspirit Health, Series A, 4.0%, 4/1/2049	4,000,000	4,632,059
California, Housing Finance Agency, Municipal Certificates, “A” , Series 2021-1, 3.5%, 11/20/2035	1,114,210	1,306,404
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	402,432
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	5,031,359
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,548,175
5.25%, 4/1/2035	4,295,000	4,475,876
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,460,651
Series A, AMT, 5.0%, 12/31/2047	640,000	776,676
Series A, AMT, 5.0%, 6/1/2048	240,000	290,797
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 7

	Principal Amount ($)	Value ($)
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	874,515
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,232,096
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,637,375
Series D, AMT, 5.0%, 5/15/2048	5,000,000	6,139,001
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,615,383
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,483,274
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,937,090
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,638,061
		68,555,757
Colorado 6.1%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,145,206
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group:
Series A-1, 4.0%, 8/1/2044	1,000,000	1,137,489
Series A-2, 4.0%, 8/1/2049	4,460,000	5,052,824
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	815,000	958,919
Series A, 5.0%, 12/1/2048	1,305,000	1,529,032
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	12,322,279
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,641,965
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	490,000	592,268
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	521,972
		30,901,954
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	512,201
The accompanying notes are an integral part of the financial statements.
8 |	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	2,019,814
District of Columbia 2.1%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	590,944
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,682,361
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	878,382
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,736,454
AMT, 5.0%, 10/1/2047	1,000,000	1,215,818
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,820,554
		10,924,513
Florida 11.0%
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	394,459
Clay County, FL, Sales Surtax Revenue, 4.0%, 10/1/2039	1,650,000	1,923,287
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,962,759
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,914,005
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,100,292
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,807,713
Series A, AMT, 5.0%, 10/1/2047	965,000	1,169,360
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	2,500,000	3,088,296
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,672,067
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,870,901
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,008,542
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	3,335,000	4,017,387
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 9

	Principal Amount ($)	Value ($)
Miami-Dade County, FL, Transit Sales Surtax Revenue:
Series A, 4.0%, 7/1/2044	2,500,000	2,974,628
Series A, 4.0%, 7/1/2049	5,000,000	5,908,511
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	3,423,714
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	3,582,299
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,291,607
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	6,615,000	7,547,710
		55,657,537
Georgia 5.6%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	2,343,069
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,734,695
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	1,045,000
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,259,353
George, L Smith II world Congress Center Authority, Convention Center Hotel, First Tier Revenue, Series A, 4.0%, 1/1/2054	1,640,000	1,915,033
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	546,373
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,792,596
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	12,858,186
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,149,206
		28,643,511
Hawaii 0.3%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,710,398
Illinois 9.2%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	952,161
Series A, 5.5%, 1/1/2049	450,000	547,824
The accompanying notes are an integral part of the financial statements.
10 |	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Series A, 6.0%, 1/1/2038	405,000	493,000
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,487,416
Series D, AMT, 5.0%, 1/1/2052	4,700,000	5,607,464
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	469,935
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	465,000	531,092
Series A, 4.0%, 12/1/2055	465,000	529,122
Cook County, IL, Sales Tax Revenue Bonds, Series A, 4.0%, 11/15/2040	2,000,000	2,391,033
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,421,769
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	915,000
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, Prerefunded, 5.0%, 11/15/2032	730,000	746,323
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, Prerefunded, 5.0%, 5/15/2041	1,580,000	1,653,398
Series A, 5.0%, 11/15/2045	1,745,000	2,011,339
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,061,343
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,636,457
Series C, 4.0%, 10/1/2037	2,500,000	2,892,888
Series B, 5.0%, 10/1/2033	1,970,000	2,399,984
Series A, 5.0%, 5/1/2034	3,500,000	4,217,014
Series A, 5.0%, 3/1/2046	335,000	416,544
5.75%, 5/1/2045	735,000	949,272
Illinois, State Toll Highway Authority:
Series A, 4.0%, 1/1/2044	2,000,000	2,325,188
Series A, 5.0%, 1/1/2044	2,535,000	3,154,038
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,116,671
		46,926,275
Indiana 4.2%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	3,334,910
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 11

	Principal Amount ($)	Value ($)
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	5,000,000	5,184,105
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	4,188,957
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	8,618,235
		21,326,207
Iowa 0.3%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	500,000	568,045
4.0%, 10/1/2050	385,000	435,932
Iowa, Tobacco Settlement Authority Revenue, “1” , Series A-2, 4.0%, 6/1/2049	260,000	301,794
		1,305,771
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	366,005
Series A, 5.25%, 6/1/2041	480,000	562,840
		928,845
Louisiana 2.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	846,927
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	7,027,496
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,939,277
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,251,127
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,381,032
		14,445,859
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,273,849
Series A, 5.0%, 7/1/2048	1,050,000	1,266,058
		2,539,907
The accompanying notes are an integral part of the financial statements.
12 |	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Maryland 1.9%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation Group, Series A, 5.0%, 1/1/2036	1,000,000	1,119,060
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	155,000	190,830
5.0%, 7/1/2056	270,000	330,918
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	880,332
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,430,263
Series A, 5.0%, 7/1/2048	3,000,000	3,414,740
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,449,583
		9,815,726
Massachusetts 1.1%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,819,555
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series A-2, 4.0%, 7/1/2040	2,200,000	2,603,515
		5,423,070
Michigan 3.4%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	1,120,000	1,182,402
Michigan, State Building Authority Revenue, Series I-A, Prerefunded, 5.375%, 10/15/2041	7,500,000	7,647,226
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	4,000,000	4,576,412
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	1,200,000	1,457,078
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,333,446
		17,196,564
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 13

	Principal Amount ($)	Value ($)
Minnesota 3.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	2,157,458
Series A, 5.0%, 2/15/2053	5,060,000	6,041,593
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,471,696
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	6,368,427
		16,039,174
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	376,985
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,593,791
Nevada 1.0%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,051,210
New Jersey 5.2%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	250,000	294,020
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	190,000	224,921
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	131,919
Series QQQ, 4.0%, 6/15/2050	115,000	131,357
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	430,000	531,555
Series A, 4.0%, 6/1/2031	430,000	539,366
Series A, 4.0%, 6/1/2032	205,000	261,069
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,301,419
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,396,670
The accompanying notes are an integral part of the financial statements.
14 |	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	415,187
Series A, 5.0%, 6/15/2047	385,000	460,161
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	415,000	421,421
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	435,000	499,561
Series AA, 4.0%, 6/15/2050	3,480,000	3,961,495
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	6,833,621
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	1,855,000	2,315,498
Series A, 5.0%, 12/15/2036	475,000	590,139
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2051	2,250,000	2,655,348
Series B, 5.0%, 1/1/2040	65,000	78,925
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	1,045,610
Series A, 5.25%, 6/1/2046	440,000	536,150
		26,625,412
New York 13.3%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,436,710
Series D, 5.0%, 11/15/2038	1,090,000	1,189,351
Series C, 5.0%, 11/15/2042	5,000,000	5,352,469
Series C-1, 5.0%, 11/15/2050	140,000	172,066
Series A-1, 5.25%, 11/15/2039	4,000,000	4,397,000
Series C-1, 5.25%, 11/15/2055	415,000	517,657
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,461,798
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.02% (a), 6/1/2021, LOC: TD Bank NA	1,000,000	1,000,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2048	2,000,000	2,356,324
Series D, 4.0%, 2/15/2049	5,000,000	5,832,623
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,006,863
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 15

	Principal Amount ($)	Value ($)
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,208,742
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	410,000	498,657
New York, State Urban Development Corp., Income Tax Revenue, Series E, 3.0%, 3/15/2047	2,000,000	2,134,439
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	3,700,000	4,325,694
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 4.0%, 3/15/2042	5,000,000	5,953,466
New York, Transitional Finance Authority Revenue, Future Tax Secured Revenue, Series E-1, 4.0%, 2/1/2046	2,000,000	2,378,797
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	175,405
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	894,867
Series TE, 5.0%, 12/15/2035	1,000,000	1,118,043
New York, NY, General Obligation:
Series D-4, 0.02% (a), 6/1/2021, LOC: TD Bank NA	200,000	200,000
Series A-1, 4.0%, 8/1/2034	1,300,000	1,583,866
Series A, 4.0%, 8/1/2040	3,500,000	4,123,697
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	2,255,843
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	234,292
5.0%, 9/1/2039	510,000	581,099
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	938,750
		67,328,518
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, Prerefunded, 6.25%, 11/1/2031	3,240,000	3,320,635
Ohio 2.7%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,134,418
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,545,329
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,543,515
The accompanying notes are an integral part of the financial statements.
16 |	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,737,696
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,802,930
		13,763,888
Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	4,100,422
Pennsylvania 6.7%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,739,041
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	555,158
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,817,254
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	920,773
5.0%, 6/1/2035	375,000	459,764
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	23,846
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.625%, 6/1/2042 (b)	605,000	606,593
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	6,292,301
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,337,804
Series A, 5.0%, 12/1/2039	3,000,000	3,810,230
Series B-1, 5.0%, 6/1/2042	2,000,000	2,406,165
Series C, 5.0%, 12/1/2043	960,000	1,062,166
Series C, Prerefunded, 5.0%, 12/1/2043	3,040,000	3,407,364
Series A, 5.0%, 12/1/2044	1,665,000	2,086,810
Series B, 5.0%, 12/1/2045	585,000	756,735
Series B, 5.0%, 12/1/2050	665,000	849,333
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	1,103,412
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,849,194
		34,083,943
South Carolina 5.3%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,291,156
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 17

	Principal Amount ($)	Value ($)
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,032,451
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	6,802,140
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,724,304
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	7,079,488
		26,929,539
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana Collage Assocition Project:
Series A, 4.0%, 8/1/2051	250,000	279,239
Series A, 4.0%, 8/1/2056	250,000	276,465
Series A, 4.0%, 8/1/2061	325,000	355,489
		911,193
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,475,216
Series A, 5.0%, 7/1/2044	1,600,000	1,941,121
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,500,000	1,602,052
		5,018,389
Texas 16.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series E, 4.0%, 1/1/2050	1,795,000	2,080,165
Series A, 5.0%, 1/1/2040	1,155,000	1,326,203
Series E, 5.0%, 1/1/2045	300,000	375,801
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,790,959
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,207,185
5.0%, 1/1/2048	6,145,000	7,395,764
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,024,165
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,760,650
The accompanying notes are an integral part of the financial statements.
18 |	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Series B, 5.0%, 7/1/2048	5,000,000	6,096,477
Temple, TX, Tax Increment, Reinvestment Zone No. One:
Series A, 4.0%, 8/1/2039, INS: BAM (b)	165,000	192,520
Series A, 4.0%, 8/1/2041, INS: BAM (b)	200,000	232,813
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, Prerefunded, 5.0%, 11/1/2042	5,425,000	5,533,587
Series F, 5.25%, 11/1/2033	3,500,000	3,910,109
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	1,000,000	1,171,395
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,896,507
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,595,517
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	7,606,197
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	3,681,241
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	565,000	663,010
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: Goldman Sachs Group, Inc.	1,155,000	1,164,958
5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	8,604,169
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,800,000	4,456,053
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,386,237
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	2,815,000	3,333,870
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	3,548,300
		83,033,852
Utah 0.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,163,241
Series A, AMT, 5.0%, 7/1/2048	575,000	696,286
		1,859,527
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 19

	Principal Amount ($)	Value ($)
Virginia 1.0%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	469,694
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	3,645,000	4,374,013
		4,843,707
Washington 4.1%
King County, WA, Water Sewer Revenue, Series A, 4.0%, 1/1/2052	2,690,000	3,181,573
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,281,245
AMT, 5.0%, 4/1/2044	2,000,000	2,445,203
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	7,138,467
Washington, State Housing Finance Commission Municipal Certificates, “A” , Series A-1, 3.5%, 12/20/2035	615,000	715,879
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,000,000
		20,762,367
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,822,769
Wisconsin 0.8%
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,589,051
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.02% (a), 6/1/2021, LOC: Barclays Bank PLC	500,000	500,000
		4,089,051
Guam 0.2%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	578,604
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	371,354
		949,958
Total Municipal Bonds and Notes (Cost $600,748,955)		666,229,425
The accompanying notes are an integral part of the financial statements.
20 |	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Underlying Municipal Bonds of Inverse Floaters (c) 16.7%
Florida 2.4%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (d)	10,000,000	11,996,475
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.75%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 4.7%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (d)	10,000,000	11,589,581
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 13.87%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (d)	10,425,000	12,530,375
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 17.845%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		24,119,956
New York 4.8%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (d)	10,000,000	12,236,023
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 18.305%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (d)	7,165,000	9,022,642
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 18.178%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-3, 5.0%, 7/15/2038 (d)	2,685,000	3,353,634
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 18.248%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		24,612,299
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 21

	Principal Amount ($)	Value ($)
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (d)	10,000,000	11,947,008
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 17.87%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (d)	10,000,000	12,232,769
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 17.87%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $77,600,924)		84,908,507
	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (e) (Cost $164,570)	164,264	164,297
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $678,514,449)	148.1	751,302,229
Floating Rate Notes (c)	(10.4)	(52,700,000)
Series 2020-1 VMTPS, net of deferred offering costs	(39.1)	(198,417,792)
Other Assets and Liabilities, Net	1.4	7,181,484
Net Assets Applicable to Common Shareholders	100.0	507,365,921
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	When-issued security.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(d)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(e)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The accompanying notes are an integral part of the financial statements.
22 |	DWS Municipal Income Trust

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$751,137,932	$—	$751,137,932
Open-End Investment Companies	164,297	—	—	164,297
Total	$164,297	$751,137,932	$ —	$751,302,229
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 23

Statement of Assets and Liabilities
as of May 31, 2021 (Unaudited)

Assets
Investment in securities, at value (cost $678,514,449)	$ 751,302,229
Interest receivable	8,871,625
Other assets	4,609
Total assets	760,178,463
Liabilities
Payable for investments purchased — when-issued securities	1,031,259
Payable for floating rate notes issued	52,700,000
Interest expense payable on preferred shares	270,154
Accrued management fee	323,208
Accrued Trustees' fees	6,309
Other accrued expenses and payables	63,820
Series 2020-1 VMTPS, net of deferred offering costs (liquidation value $198,750,000, see page 34 for more details)	198,417,792
Total liabilities	252,812,542
Net assets applicable to common shareholders, at value	$ 507,365,921
Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	75,132,593
Paid-in capital	432,233,328
Net assets applicable to common shareholders, at value	$ 507,365,921
Net Asset Value
Net Asset Value per common share ($507,365,921 ÷ 39,500,938 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$ 12.84
The accompanying notes are an integral part of the financial statements.
24 |	DWS Municipal Income Trust

Statement of Operations
for the six months ended May 31, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 13,121,975
Expenses:
Management fee	1,925,261
Services to shareholders	16,565
Custodian fee	3,522
Professional fees	44,781
Reports to shareholders	28,211
Trustees' fees and expenses	11,706
Interest expense and amortization of deferred cost on Series 2020-1 VMTPS	1,598,943
Interest expense on floating rate notes	198,258
Stock Exchange listing fees	19,145
Other	46,209
Total expenses	3,892,601
Net investment income	9,229,374
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	653,685
Change in net unrealized appreciation (depreciation) on investments	7,872,977
Net gain (loss)	8,526,662
Net increase (decrease) in net assets resulting from operations	$ 17,756,036
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 25

Statement of Cash Flows
for the six months ended May 31, 2021 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 17,756,036
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(71,267,378)
Net amortization of premium/(accretion of discount)	2,513,265
Proceeds from sales and maturities of long-term investments	69,288,186
Amortization of deferred offering cost on Series 2020-1 VMTPS	61,652
(Increase) decrease in interest receivable	171,233
(Increase) decrease in other assets	(4,609)
(Increase) decrease in receivable for investments sold	450,000
Increase (decrease) in payable for investments purchased - when issued securities	1,031,259
Increase (decrease) in other accrued expenses and payables	(304,103)
Change in unrealized (appreciation) depreciation on investments	(7,872,977)
Net realized (gain) loss from investments	(653,685)
Cash provided by (used in) operating activities	$ 11,168,879
Cash Flows from Financing Activities
(Increase) decrease in deferred offering cost on Series 2020-1 VMTPS	(75,492)
Distributions paid (net of reinvestment of distributions)	(11,113,349)
Cash provided by (used in) financing activities	(11,188,841)
Increase (decrease) in cash	(19,962)
Cash at beginning of period	19,962
Cash at end of period	$ —
Supplemental disclosure
Interest expense paid on preferred shares	$ (1,416,557)
Interest expense paid and fees on floating rate notes issued	$ (198,258)
The accompanying notes are an integral part of the financial statements.
26 |	DWS Municipal Income Trust

Statements of Changes in Net Assets
	Six Months Ended May 31, 2021	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 9,229,374	$ 20,149,041
Net realized gain (loss)	653,685	(2,050,688)
Change in net unrealized appreciation (depreciation)	7,872,977	5,149,495
Net increase (decrease) in net assets applicable to common shareholders	17,756,036	23,247,848
Distributions to common shareholders	(11,234,083)	(19,402,867)
Increase (decrease) in net assets	6,521,953	3,844,981
Net assets at beginning of period applicable to common shareholders	500,843,968	496,998,987
Net assets at end of period applicable to common shareholders	$507,365,921	$500,843,968
Other Information:
Common shares outstanding at beginning of period	39,500,938	39,500,938
Common shares outstanding at end of period	39,500,938	39,500,938
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 27

Financial Highlights
	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$12.68	$12.58	$11.78	$12.50	$12.47	$13.44
Income (loss) from investment operations:
Net investment income[a]	.23	.51	.50	.56	.66	.75
Net realized and unrealized gain (loss)	.21	.08	.85	(.66)	.16	(.88)
Total from investment operations	.44	.59	1.35	(.10)	.82	(.13)
Less distributions applicable to common shareholders from:
Net investment income	(.25)	(.47)	(.52)	(.61)	(.78)	(.84)
Net realized gains	(.03)	(.02)	(.03)	(.01)	(.01)	—
Total distributions	(.28)	(.49)	(.55)	(.62)	(.79)	(.84)
Net asset value, end of period	$12.84	$12.68	$12.58	$11.78	$12.50	$12.47
Market price, end of period	$12.06	$11.34	$11.49	$10.34	$11.78	$12.83
Total Return
Based on net asset value (%)[b]	3.74 *	5.33 [c]	12.14	(.35)	6.66	(1.27)
Based on market price (%)[b]	8.95 *	3.14 [c]	16.69	(7.18)	(2.30)	1.50
The accompanying notes are an integral part of the financial statements.
28 |	DWS Municipal Income Trust

Financial Highlights  (continued)

	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	507	501	497	465	494	491
Ratio of expenses before expense reductions (%) (including interest expense)[d,e]	1.49 **	1.82	2.21	2.16	1.88	1.59
Ratio of expenses after expense reductions (%) (including interest expense)[d,f]	1.49 **	1.64	2.21	2.16	1.88	1.59
Ratio of expenses after expense reductions (%) (excluding interest expense)[g]	.86 **	.71	.85	.86	.85	.85
Ratio of net investment income (%)	3.74 **	4.11	4.04	4.58	5.20	5.56
Portfolio turnover rate (%)	9 *	28	18	51	37	40
Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:
Series 2018 MTPS ($ millions)	—	—	199	199	199	199
Series 2020-1 VMTPS ($ millions)	199	199	—	—	—	—
Asset coverage per share ($)[h]	177,639	175,998	17,503	16,705	17,423	17,364
Liquidation and market price per share ($)	50,000	50,000	5,000	5,000	5,000	5,000

The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	| 29

Financial Highlights  (continued)

[a]	Based on average common shares outstanding during the period.
[b]	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series 2018 MTPS and Series 2020-1 VMTPS.
[e]	The ratio of expenses before expense reductions (based on net assets of common and Preferred Shares, including interest expense) was 1.07%, 1.30%, 1.57%, 1.52% 1.35% and 1.16% for the periods ended May 31, 2021, November 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[f]	The ratio of expenses after expense reductions (based on net assets of common and Preferred Shares, including interest expense) was 1.07%, 1.17%, 1.57%, 1.52% 1.35% and 1.16% for the periods ended May 31, 2021, November 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[g]	The ratio of expenses after expense reductions (based on net assets of common and Preferred Shares, excluding interest expense) was 0.62%, 0.50%, 0.61%, 0.61% 0.62% and 0.62% for the periods ended May 31, 2021, November 30, 2020, 2019, 2018, 2017 and 2016, respectively.
[h]	Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
30 |	DWS Municipal Income Trust

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Municipal Income Trust (the “Fund” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a closed-end, diversified management investment company organized as a Massachusetts business trust.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the
DWS Municipal Income Trust	| 31

Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for
32 |	DWS Municipal Income Trust

floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes”  in the Statement of Operations. For the six months ended May 31, 2021, interest expense related to floaters amounted to $198,258. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2021 was approximately $52,700,000, with a weighted average interest rate of 0.75%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2020, the Fund had net tax basis capital loss carryforwards of approximately $1,851,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At May 31, 2021, the aggregate cost of investments for federal income tax purposes was $622,691,322. The net unrealized appreciation for all investments based on tax cost was $75,910,907. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $75,994,031 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $83,124.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly.
DWS Municipal Income Trust	| 33

Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Preferred Shares. At May 31, 2021, the Fund had issued and outstanding 3,975 Variable Rate MuniFund Term Preferred Shares, Series 2020-1 (“Series 2020-1 VMTPS” ) with an aggregate liquidation preference of $198,750,000 ($50,000 per share). The Series 2020-1 VMTPS were issued on November 10, 2020 in a private offering and are variable rate preferred shares with a stated maturity of November 10, 2049 and an early termination date six months following a rate period termination date (the “Rate Period Termination Date” ), which Rate Period Termination Date initially will be 36 months from the date of original issuance. Subject to an election by the holder(s) of the Series 2020-1 VMTPS to retain the Series 2020-1 VMTPS, the Series 2020-1 VMTPS are subject to mandatory tender beginning twenty business days prior to the early termination date, during which time such shares may be remarketed. At its option, the Fund may redeem in whole or in part the Series 2020-1 VMTPS from time to time at a redemption price equal to the liquidation preference of the Series 2020-1 VMTPS to be redeemed and all accumulated but unpaid dividends thereon to, but excluding, the redemption date, plus a redemption premium if such redemption occurs prior to November 10, 2022. The dividend rate for Series 2020-1 VMTPS is set weekly at a spread (dependent on the then current ratings of the Series 2020-1 VMTPS) over the Securities Industry and Financial Markets Association (“SIFMA” ) Municipal Swap Index. The average annualized dividend rate on the Series 2020-1 VMTPS for the period December 1, 2020 through May 31, 2021 was 1.38%. In the Fund’s Statement of Assets and Liabilities, the Series 2020-1 VMTPS’ aggregate liquidation preference is shown as a liability since the Series 2020-1 VMTPS have a stated mandatory redemption date. Dividends paid on the Series 2020-1 VMTPS are treated
34 |	DWS Municipal Income Trust

as interest expense and recorded as incurred. For the period December 1, 2020 through May 31, 2021, interest expense related to Series 2020-1 VMTPS amounted to $1,537,291. Costs directly related to the issuance of Series 2020-1 VMTPS have been deferred and are being amortized over 36 months based on the initial Rate Period Termination Date. During the period from December 1, 2020 through May 31, 2021, the Fund amortized $61,652 of Series 2020-1 VMTPS deferred costs, which are included in the Statement of Operations under the line item “Interest expense and amortization of deferred cost on Series 2020-1 VMTPS” . The Series 2020-1 VMTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.
Prior to November 10, 2020, the Fund had issued and outstanding 39,750 shares of Floating Rate Municipal Term Preferred Shares (“Series 2018 MTPS” ) with an aggregate liquidation preference of $198,750,000 ($5,000 per share). The Series 2018 MTPS were floating rate preferred shares with a mandatory term redemption date, as amended, of June 1, 2021. The Fund used the proceeds from the sale of its Series 2020-1 VMTPS to fund the redemption on November 10, 2020 of all of its outstanding Series 2018 MTPS.
As a result of the Series 2020-1 VMTPS issuance and the redemption of the outstanding Series 2018 MTPS the Fund’s leverage attributable to preferred shares remains unchanged.
Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2020-1 VMTPS, the Fund is subject to various investment restrictions, coverage ratios and covenants. These restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2020-1 VMTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the Series 2020-1 VMTPS, which guidelines may be changed by the rating agency, in its sole discretion, from time to time. These guidelines may be more stringent than requirements imposed on the Fund by the 1940 Act or its policies. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2020-1 VMTPS in accordance with the Fund’s charter documents and the 1940 Act.
The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred
DWS Municipal Income Trust	| 35

share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in the Fund’s preferred stock dividend rates or interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed under the terms of the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.
Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2021.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.  All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Purchases and Sales of Securities
During the six months ended May 31, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $71,267,378 and $69,288,186, respectively.
36 |	DWS Municipal Income Trust

C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.55% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2020-1 VMTPS).
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2021, amount charged to the Fund by DSC aggregated $11,041, of which $3,680 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $740, of which $220 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2021, the Fund engaged in securities purchases of $14,440,000 and securities sales of $15,265,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
DWS Municipal Income Trust	| 37

D.	Share Repurchases
The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2021 and the year ended November 30, 2020, the Fund did not repurchase shares in the open market.
On September 25, 2020, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2020 until November 30, 2021, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2019 and ran until November 30, 2020.
E.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
38 |	DWS Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan
The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan” ) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant” ). DST Systems, Inc. (the “Plan Agent” ) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.
A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.
If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent” ) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.
The Transfer Agent will establish a Dividend Investment Account (the “Account” ) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions” ) paid on shares of the Fund (the “Shares” ) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.
If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the
DWS Municipal Income Trust	| 39

Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.
A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):
DWS Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366
Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.
The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.
The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will
40 |	DWS Municipal Income Trust

report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.
The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.
Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.
All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.
DWS Municipal Income Trust	| 41

Additional Information
Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds 100 Summer Street Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
42 |	DWS Municipal Income Trust

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
NYSE Symbol	KTF
CUSIP Number	Common Shares 233368 109
DWS Municipal Income Trust	| 43

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

44 |	DWS Municipal Income Trust

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS Municipal Income Trust	| 45

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DMIT-3
(R-027924-10 7/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Portfolio Manager Team Disclosure:

As of the date of this report the Fund is managed by a Team of investment professionals who collaborate to develop and implement the Fund’s investment strategy. Each Portfolio Manager on the Team has authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.

The following individuals handle the day-to-day management of the Fund.

Ashton P. Goodfield*, CFA, Head of Investment Strategy Fixed Income and Portfolio Manager of the Fund.

  Joined DWS in 1986 and the Fund in 2014.
  Head of Municipal Bonds.
  BA, Duke University.

Michael J. Generazo, Senior Portfolio Manager Fixed Income and Portfolio Manager of the Fund.

  Joined DWS in 1999 and the Fund in 2010.
  BS, Bryant College; MBA, Suffolk University

Peter Aloisi, CFA, Portfolio Manager Fixed Income and Portfolio Manager of the Fund.

  Joined DWS in 2010 with 5 years industry experience; previously, served as an Associate at Banc of America Securities. Joined the Fund in 2018.
  BA and MBA, Boston College.

Chad Farrington**, CFA, Senior Portfolio Manager Fixed Income and Portfolio Manager of the Fund.

  Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research & Senior Credit Analyst at Columbia Threadneedle. Joined the Fund in 2021.
  Effective October 1, 2021, Co-Head of Municipal Bond Department.
  BS, Montana State University

*Ashton P. Goodfield will leave the portfolio management team effective October 1, 2021.

** Chad Farrington will join the portfolio management team effective October 1, 2021.

Compensation of Portfolio Managers

The Advisor and its affiliates are part of DWS. The brand DWS represents DWS Group GmbH & KGaA (“DWS Group”) and any of its subsidiaries such as DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services. DWS seeks to offer its investment professionals competitive short-term and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short and long-term performance against industry and portfolio benchmarks. As employees of DWS, portfolio managers are paid on a total compensation basis, which includes Fixed Pay (base salary) and Variable Compensation, as set forth below. The compensation information below is provided as of the Fund’s most recent semiannual report dated May 31, 2021.

•	Fixed Pay (FP) is the key and primary element of compensation for the majority of DWS employees and reflects the value of the individual’s role and function within the organization. It rewards factors that an employee brings to the organization such as skills and experience, while reflecting regional and divisional (i.e. DWS) specifics. FP levels play a significant role in ensuring competitiveness of the Advisor and its affiliates in the labor market, thus benchmarking provides a valuable input when determining FP levels.

•	Variable Compensation (VC) is a discretionary compensation element that enables the Advisor and its affiliates to provide additional reward to employees for their performance and behaviors, while reflecting DWS affordability and the financial situation of Deutsche Bank AG (the “Bank”) and DWS. VC aims to:

o	Recognize that every employee contributes to the DWS Group’s success through the DWS Group and/or Bank component of VC (Group Component),
o	Reflect individual performance, investment performance, behaviours and culture through discretionary individual VC (Individual Component), and
o	Reward outstanding contributions at the junior levels through the discretionary Recognition Award.

Employee seniority as well as divisional and regional specifics determine which VC elements are applicable for a given employee and the conditions under which they apply.  Both Group and Individual Components may be awarded in shares or other share-based instruments and other deferral arrangements.

•	VC can be delivered via cash, restricted equity awards, and/or restricted incentive awards or restricted compensation. Restricted compensation may include:
o	notional fund investments
o	restricted equity, notional equity,
o	restricted cash,
o	or such other form as DWS may decide in its sole discretion

•	VC comprises a greater proportion of total compensation as an employee’s seniority and total compensation level increase. Proportion of VC delivered via a long-term incentive award, which is subject to performance conditions and forfeiture provisions, will increase significantly as the amount of the VC increases.

•	Additional forfeiture and claw back provisions, including complete forfeiture and claw back of VC may apply in certain events if an employee is an InstVV [CRD IV EU Directive4] Material Risk Taker.

•	For key investment professionals, in particular, a portion of any long-term incentives will be in the form of notional investments aligned, where possible, to the funds they manage.

In general, each of the Advisor and its advisory affiliates seek to offer their investment professionals competitive short-term and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short and long-term performance against industry and portfolio benchmarks. To evaluate their investment professionals in light of and consistent with the compensation principles set forth above, the Advisor and its affiliates review investment performance for all accounts managed in relation to the appropriate Morningstar peer group universe with respect to a fund, iMoneyNet peer group with respect to a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type.  The ultimate goal of this process is to evaluate the degree to which investment professionals deliver investment performance that meets or exceeds their clients’ risk and return objectives. When determining total compensation, the Advisor and its affiliates consider a number of quantitative, qualitative and other factors:

-	Quantitative measures (e.g. one-, three- and five-year pre-tax returns versus the appropriate Morningstar peer group universe for a fund, or versus the appropriate iMoneyNet peer group for a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type, taking risk targets into account) are utilized to measure performance.

-	Qualitative measures (e.g. adherence to, as well as contributions to, the enhancement of the investment process) are included in the performance review.
-	Other factors (e.g. non-investment related performance, teamwork, adherence to compliance rules, risk management and "living the values" of the Advisor and its affiliates) are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.
-	Furthermore, it is important to note that DWS Group functions within a controlled environment based upon the risk limits established by DWS Group’s Risk division, in conjunction with DWS Group management. Because risk consideration is inherent in all business activities, performance assessment factors in an employee’s ability to assess and manage risk.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of Fund shares owned beneficially and of record by each member of the Fund’s portfolio management team as well as in all US registered DWS Funds advised by DWS Investment Management Americas, Inc.

(Advisor) as a group, including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund’s most recent semiannual report dated May 31, 2021.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Ashton P. Goodfield	$10,001-$50,000	Over $1,000,000
Michael J. Generazo	-	$10,001-$50,000
Peter Aloisi	-	$50,001-$100,000
Chad Farrington	-	$100,001-$500,000

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. For Funds subadvised by subadvisors unaffiliated with the Advisor, total assets of Funds managed may only include assets allocated to the portfolio manager and not the total assets of each Fund managed. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent semiannual report dated May 31, 2021.

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	8	$7,543,446,175	-	-
Michael J. Generazo	6	$5,983,328,285	-	-
Peter Aloisi	4	$2,067,200,576	-	-

Chad Farrington	3	$4,955,373,904	-	-

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	-	-	-	-
Michael J. Generazo	-	-	-	-
Peter Aloisi	-	-	-	-
Chad Farrington	-	-	-	-

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	-	-	-	-
Michael J. Generazo	3	$33,194,527	-	-
Peter Aloisi	6	$114,235,416	-	-
Chad Farrington	-	-	-	-

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Funds. The Advisor or Subadvisor, as applicable, has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Funds and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

•	Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor and their affiliates, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor and their affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Advisor and their affiliates. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor and their affiliates to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor and their affiliates in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor and their affilates attempt to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.
•	In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor and their affiliates will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The Advisor and its affiliates and the investment team of each Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

The Advisor is owned by the DWS Group, a multinational global financial services firm that is a majority owned subsidiary of Deutsche Bank AG. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. The Advisor and their affiliates may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor is purchasing or selling for their client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which will cause conflicts that could be to the disadvantage of the Advisor’s advisory clients, including the Fund. The Advisor and their affiliates have instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to a Fund’s Board.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 29	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.
On September 25, 2020, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2020 until November 30, 2021, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2019 and ran until November 30, 2020.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2021